Guarantees, commitments, pledged assets and contingencies (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Maximum Exposure to Credit Losses Related to Guarantees and Commitments Provided to Third Parties
The table below summarizes our maximum exposure to credit losses related to our guarantees and commitments provided to third parties. The maximum exposure to credit risk relating to a guarantee is the maximum risk of loss if there was a total default by the guaranteed parties, without consideration of possible recoveries under recourse provisions, insurance policies or from collateral held or pledged. The maximum exposure to credit risk relating to a commitment to extend credit is the full amount of the commitment. In both cases, the maximum risk exposure is significantly greater than the amount recognized as a liability in our Consolidated Balance Sheets.

	Maximum exposure to credit losses
	As at

(Millions of Canadian dollars)	October 31 2025	October 31 2024
Financial guarantees
Financial standby letters of credit	$28,928	$27,222
Commitments to extend credit
Backstop liquidity facilities	60,520	53,090
Credit enhancements	3,895	3,482
Documentary and commercial letters of credit	295	559
Other commitments to extend credit	355,213	321,836
Other credit-related commitments
Securities lending indemnifications	86,782	81,347
Performance guarantees	12,691	12,283
Sponsored member guarantees	81,681	50,241
Other	116	446

Details of Assets Pledged Against Liabilities and Collateral Assets Held or Re-pledged

The following table summarizes our pledged assets and collateral, and the activities to which they relate:
Assets pledged against liabilities and collateral assets held or re-pledged

	As at

(Millions of Canadian dollars)	October 31 2025	October 31 2024
Sources of pledged assets and collateral
Bank assets
Loans	$96,886	$105,577
Securities	139,671	105,061
Other assets	40,974	31,583
	277,531	242,221
Client assets (1)
Collateral received and available for sale or re-pledging	539,344	539,630
Less: not sold or re-pledged	(8,611)	(30,767)
	530,733	508,863
	$808,264	$751,084
Uses of pledged assets and collateral
Securities borrowing and lending	$238,301	$198,887
Obligations related to securities sold short	56,382	46,088
Obligations related to securities loaned or sold under repurchase agreements	292,335	305,788
Securitization	36,797	39,769
Covered bonds	64,926	71,307
Derivative transactions	73,686	50,100
Foreign governments and central banks	11,510	8,469
Clearing systems, payment systems and depositories	12,194	11,261
Other	22,133	19,415
	$808,264	$751,084

(1)	Primarily relates to Obligations related to securities loaned or sold under repurchase agreements, Securities loaned and Derivative transactions.